Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	12 Months Ended
Dec. 31, 2019
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

50. Gain (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

The main items included in the balance under this heading in the accompanying consolidated income statements are as follows:

Gain (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2019	2018	2017
Gains on sale of real estate		89	129	102
Impairment of non-current assets held for sale	21	(77)	(208)	(158)
Gains (losses) on sale of investments classified as non-current assets held for sale (*)		10	894	82
Total		21	815	26

(*) The variation in year 2018 is mainly due to the sale of the BBVA stake in BBVA Chile (see Note 3).